Share capital - Stock Option Plans (Details)				12 Months Ended
	Mar. 11, 2020 shares € / shares	Oct. 24, 2019 shares € / shares	Mar. 29, 2019 shares € / shares	Dec. 31, 2020 shares € / shares	Dec. 31, 2019 shares € / shares	Apr. 09, 2019 € / shares	Dec. 31, 2018 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (euro per share)				€ 0.03	€ 0.03	€ 0.03	€ 0.03
OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	407,972			407,972
Number of ordinary share subscribed per each OSA | shares	1
Exercise price (in euros per share)	€ 6.25
OSA 2020 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
OSA 2020 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
OSA 2020 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage	33.33%
OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares			37,500	0	37,500
Number of ordinary share subscribed per each OSA | shares			1
Exercise price (in euros per share)			€ 11.08
OSA 2019-1 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			66.67%
OSA 2019-1 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage			33.33%
OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		500,000		0	500,000
Exercise price (in euros per share)		€ 6.41
Maximum term of options granted for share-based payment arrangement in the event of death or disability of optionee		6 months
OSA
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares				407,972	537,500
Maximum term of options granted for share-based payment arrangement		10 years
Executive Board and Alain Dostie | OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	300,000
Employees | OSA 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares	107,972
Par value per share (euro per share)	€ 0.03
Exercise price (in euros per share)	€ 6.25
Employees | OSA 2019-1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares			37,500
Par value per share (euro per share)			€ 0.03
Exercise price (in euros per share)			€ 11.08
Chief Executive Officer | OSA LLY 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issued (in shares) | shares		500,000
Par value per share (euro per share)		€ 0.03
Exercise price (in euros per share)		€ 6.41
Maximum term of options granted for share-based payment arrangement		10 years
Chief Executive Officer | OSA LLY 2019 | Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		10.00%
Share price milestone, Euronext Paris		€ 24
Chief Executive Officer | OSA LLY 2019 | Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		10.00%
Share price milestone, Euronext Paris		€ 30
Chief Executive Officer | OSA LLY 2019 | Tranche three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		40.00%
Share price milestone, Euronext Paris		€ 40
Chief Executive Officer | OSA LLY 2019 | Tranche four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting requirements for share-based payment arrangement, vesting percentage		40.00%
Share price milestone, Euronext Paris		€ 60